Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	000-54693
Entity Registrant Name	LEATT CORPORATION
Entity Central Index Key	0001456189
Entity Tax Identification Number	20-2819367
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12 Kiepersol Drive, Atlas Gardens, Contermanskloof Road
Entity Address, City or Town	Durbanville
Entity Address, Country	ZA
Entity Address, Postal Zip Code	7441
Country Region	+27
City Area Code	21
Local Phone Number	557-7257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol
Entity Emerging Growth Company	false